Net fee and commission income	12 Months Ended
Dec. 31, 2020
Net fee and commission income [abstract]
Net fee and commission income

21 Net fee and commission income

Fee and commission income
	2020	2019	2018
Funds transfer	1,428	1,513	1,394
Securities business	805	603	618
Insurance broking	200	191	173
Asset management fees	244	205	170
Brokerage and advisory fees	658	611	584
Other	1,180	1,317	1,302
	4,514	4,439	4,240

Other fee and commission income mainly consists of commission fees in respect of bank guarantees of EUR 187 million (2019: EUR 202 million; 2018: EUR 207 million), in respect of underwriting syndication loans of EUR 16 million (2019: EUR 10 million; 2018: EUR 4 million), in respect of structured finance fees of EUR 126 million (2019: EUR 141 million; 2018: EUR 129 million), and in respect of collective instruments distributed but not managed by ING of EUR 163 million (2019: EUR 167 million; 2018: EUR 165 million).

Fee and commission expenses
	2020	2019	2018
Funds transfer	601	659	597
Securities business	147	140	170
Insurance broking	4	2	2
Asset management fees	9	8	4
Brokerage and advisory fees	330	282	220
Other	413	481	448
	1,503	1,571	1,442

Reference is made to Note 34 ‘Segments’ which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.